Condensed Interim Consolidated Statement of Operations - USD ($)	3 Months Ended
	Mar. 31, 2016	Mar. 31, 2015
REVENUE
Revenue	$ 43,536,296	$ 29,615,937
OPERATING EXPENSES
Commissions and voyage related costs	7,407,647	6,120,847
Vessel operating expenses	13,697,669	9,220,308
Depreciation	7,051,829	4,908,604
Amortization of deferred drydock expenditure	593,851	562,630
General and administrative expenses	3,613,327	2,115,642
Total operating expenses	32,364,323	22,928,031
Profit from operations	11,171,973	6,687,906
Interest expense and finance costs	(4,433,611)	(1,609,769)
Interest income	21,140	1,634
Profit before taxes	6,759,502	5,079,771
Income tax	(20,000)	(12,488)
Net profit	$ 6,739,502	$ 5,067,283
Earnings per share, basic and diluted	$ 0.26	$ 0.20
Weighted average number of shares outstanding, basic and diluted	26,059,879	25,980,600